Acquisition and Disposal	12 Months Ended
Jun. 30, 2025
Acquisition and Disposal [Abstract]
Acquisition and disposal
(3)	Acquisition and disposal

(a)	Disposal in FY2025

Disposal of Fanhua RONS (Beijing) Technology Co., Ltd and Shenzhen Xinbao Investment Management Co., Ltd (“Xinbao Investment”) and its subsidiaries

In November 2024, AIFU entered into a share transfer agreement with BGM Group Limited (“BGM”), a leading global provider of premium pharmaceutical products and services. Pursuant to the Agreement, the Group transferred the equity interests of its intelligent platform consisting of RONS Technologies and Xinbao Investment to BGM. The transaction valued the divested entities at approximately US$140,000, for which the Group received 69,995,661 Class A ordinary shares of BGM, valued at US$2.00 per share. These consideration shares are subject to a lock-up period of 60 months from the closing date. The transaction was closed on January 1, 2025.

Upon closing, the Group held approximately 72.0% of the equity interest and 3.4% of the voting power in BGM. A gain on disposal of RMB894,052 was recognized, representing the excess of the fair value of consideration received over the net book value of the disposed subsidiaries. The sales consideration was measured at RMB1,000,000. Since the disposal did not represent any strategic change of the Group’s operation, the disposal was not presented as discontinued operations.

Subsequently, on May 27, 2025, AIFU transferred 53,466,331 Class A ordinary shares of BGM to third-party investment firms in exchange for an aggregate consideration of US$106,937, receivable in two equal installments within two years. Following this partial disposal, AIFU’s shareholding in BGM fell to 16,596,473 Class A ordinary shares, accounting for 8.3% of its equity interest and 0.8% of voting right as of June 30, 2025. The Group accounted for the investments using the equity method on the fair value of equity share exchange out on December 31, 2024. Following the reduction in ownership and loss of significant influence, the remaining investment is classified as other non-current asset and measured at fair value considering the lock up period of 5 years and low liquidity of BGM.

Disposal of Fanhua Blueplus Health Management Co., Ltd. (“Blueplus”) and Shenzhen Dianlian Information Technology Co., Ltd. (“Dianlian”）

In February 2025, AIFU’s wholly-owned subsidiary transferred its 100% equity interests in Shenzhen Dianlian Information Technology Co., Ltd., the operator of eHuzhu mutual aid platform, to Fanhua Blueplus Health Management Co., Ltd. (“Blueplus”), another wholly-owned subsidiary of the Group. Immediately thereafter, the Group disposed of its 100% equity interest in Blueplus for a cash consideration of RMB3,000, which was based on its net asset value as of December 31, 2024. A gain on disposal of RMB1,313 was recognized, measured as the excess of consideration over the net book value at the time of disposal. This transaction is not considered a discontinued operation as it does not reflect a strategic change in the Group’s business

As of respective closing date of each of these disposals in FY2025, the Group has completed the closing procedures of all the above transactions and has effectively transferred its control of these subsidiaries to the respective buyers.

Disposal of other subsidiaries.

During the fiscal year ended June 30, 2025, our subsidiary AIFU completed the disposal of four subsidiaries, including two agencies company, separately to independent third parties. The total cash consideration amounted to RMB1,866, of which 1,766 was settled as of June 30, 2025. The Group recognized a gain of RMB2,033 on disposal of these subsidiaries, which was determined by the excess of the sales consideration over the net book value of the subsidiaries at the time of disposal. Since the disposal did not represent any strategic change of the Group’s operation, the disposal was not presented as discontinued operations.

(b)	Acquisition in FY2024

Acquisition of AIFU

As disclosed in Note 1, upon the completion of the Transaction through Exchange of Equity Interests on December 31, 2023, the Company acquired 50.10% of AIFU’s equity interests through issuing an aggregate of 284,113,314 ordinary shares (equivalent to 3,156,814 Class A ordinary shares giving effect to the 1-for-90 reverse share split effected on June 23, 2025) in exchange for an aggregate of 568,226,628 ordinary shares (equivalent to 1,420,567 Class A ordinary shares giving effect to AIFU’s 1-for-400 reverse share split effected on May 21, 2025) of AIFU beneficially owned by the Selling Shareholders of AIFU. Although AIFU is larger in size, and the Selling Shareholders of AIFU holds more than 50% equity interest in the Group after the Transaction, none of the individual Selling Shareholders of AIFU holds controlling financial interests in the Group, and nor do they act-in-concert. Management considered all factors and determined that, the Company obtained control of AIFU and was therefore considered the accounting acquirer in this business combination transaction (see details in Note 1). The total purchase price consisted of stock.

The acquisition of AIFU was accounted for using the acquisition method, and the purchase price allocation was made based on the fair value of the tangible and intangible assets acquired and liabilities assumed at the date of acquisition. The fair values of the identifiable intangible assets acquired were determined using various valuation techniques, including cost approach and income approach. The fair value measurements were primarily based on significant inputs that are not directly observable in the market and are considered Level 3 under the fair value measurements and disclosure framework. Key assumptions include cash flow projections for AIFU and the discount rate applied to those cash flows. Identifiable intangible assets with finite lives are amortized over their useful lives. The carrying value of the other tangible assets acquired and liabilities assumed approximate their fair value. The excess of the consideration transferred and the fair value of any non-controlling interests over the estimated fair values of the identifiable net assets acquired was recorded as goodwill. The Fair value of the non-controlling interest was estimated with reference to the price per share as of the acquisition date.

The following is a summary of the fair value of the purchase price and the final allocation of the purchase price to the assets acquired and liabilities assumed:

RMB
Consideration transferred	1,341,422
Add: Non-controlling interest	1,336,190
Total fair value of purchase price	2,677,612

Assets acquired	RMB
Cash and cash equivalents and restricted cash	601,925
Short term investments	928,270
Accounts receivable and contract assets	1,350,421
Other receivables and current assets	231,853
Property, plant, and equipment, net	91,659
Intangible asset (Note 2(h) and Note 10)	468,832
- Software	91,178
- Non-compete agreements	8,175
- Agent resources	137,944
- Insurance broker licenses	89,071
- Trade names	142,464
Deferred tax assets	40,735
Other non-current assets	235,752
Right of use asset	136,056
Total assets acquired	4,085,503

Liabilities Assumed
Short-term loan	164,300
Accounts payables and accrued commissions	806,770
Other payable and accrued expenses	183,187
Accrued payroll	93,697
Income tax payable	100,260
Operating lease liabilities	128,475
Deferred tax liabilities	251,780
Other liabilities	82,686
Total liabilities assumed	1,811,155
Total identifiable net assets acquired	2,274,348
Less: Non-controlling interest of certain subsidiaries of AIFU	(266,255)
Goodwill	669,519

The Group had only one reporting unit (i.e., wealth management) prior to the acquisition of AIFU and two additional reporting units including insurance agency and claims adjusting were identified due to the acquisition of AIFU as of the acquisition date. The reporting unit of wealth management is not expected to benefit from the synergies associated with the acquisition of AIFU. As a result, goodwill recorded in the acquisition is assigned to the applicable reporting units of insurance agency and claims adjusting to which the assets and liabilities of AIFU are assigned. The resulted goodwill is not expected to be tax deductible for tax purposes.

Acquisition-related costs for AIFU were approximately RMB1,369. These were expensed as incurred and are included in general and administrative expenses within the consolidated statement of operations and comprehensive loss.

Pro forma financial information

The following is the pro forma information as if the business acquisition occurred on July 1, 2022. For the business acquisition depreciation and amortization have been included in the calculation of the pro forma information provided below, based on the results of purchase price allocation. Depreciation is computed on the straight-line method over the estimated remaining economic lives of the assets, ranging from three to thirty-six years. Amortization is computed on the straight-line method over the estimated useful lives of the assets ranging from three to twenty years.

This pro forma information is presented for information purposes only. It is based on historical information and does not purport to represent the actual results that may have occurred had the Group consummated the acquisitions on July 1, 2022, nor is it necessarily indicative of future results of operations of the consolidated enterprises:

	Year Ended June 30,
	2023	2024
	RMB	RMB
Total net revenues	3,452,208	2,419,634
Income (loss) from operations	116,065	(453,560)
Net income (loss)	131,771	(397,718)
Net income (loss) attributable to the Company’s shareholders	11,784	(250,192)

(c)	Disposal in FY2023

In March 2023, the Group disposed of 100% equity interest in Shenzhen Puyi Zhongxiang Information Technology Co., Ltd. to a third party for a total consideration of RMB20,000, which has been settled as of June 30, 2024. The Group recognized a gain of RMB13,737 on disposal of this subsidiary, which was determined based on the excess of the sales consideration over the net book value of the subsidiary at the time of disposal.